Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
...................... 230,310 $ 14,371,344
AeroVironment, Inc.
(a)(b)
............... 251,000 31,636,040
Moog, Inc., Class A ................. 274,496 39,741,531
National Presto Industries, Inc. .......... 22,072 1,771,940
87,520,855
Automobile Components — 1.3%
Dorman Products, Inc.
(a)(b)
............. 186,490 15,555,131
Gentherm, Inc.
(a)(b)
.................. 144,399 7,560,732
LCI Industries ..................... 152,276 19,142,616
Patrick Industries, Inc. ............... 198,569 19,926,399
XPEL, Inc.
(a)(b)(c)
.................... 202,646 10,912,487
73,097,365
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 159,553 11,628,223
Banks — 4.4%
Axos Financial, Inc.
(a)(b)
............... 308,056 16,819,858
BancFirst Corp. .................... 85,961 8,366,584
Bancorp, Inc. (The)
(a)(b)
............... 511,373 19,718,543
Bank of Hawaii Corp. ................ 151,179 10,954,430
Berkshire Hills Bancorp, Inc. ........... 199,743 4,959,619
Cathay General Bancorp .............. 324,646 14,469,472
City Holding Co. ................... 84,612 9,329,319
Customers Bancorp, Inc.
(a)
............. 270,612 15,592,663
First BanCorp ..................... 1,640,598 26,987,837
First Commonwealth Financial Corp. ...... 446,594 6,895,411
Lakeland Financial Corp. .............. 113,648 7,405,304
OFG Bancorp ..................... 447,420 16,769,302
Park National Corp. ................. 56,285 7,478,025
Pathward Financial, Inc.
(b)
............. 226,390 11,982,823
Preferred Bank .................... 118,813 8,679,290
S&T Bancorp, Inc. .................. 192,672 6,439,098
ServisFirst Bancshares, Inc. ........... 215,705 14,372,424
Southside Bancshares, Inc. ............ 106,483 3,335,047
Triumph Financial, Inc.
(a)
.............. 207,336 16,624,200
Westamerica BanCorp ............... 154,558 8,718,617
WSFS Financial Corp. ............... 130,576 5,997,356
241,895,222
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
............... 86,778 8,549,368
National Beverage Corp.
(a)
............. 122,865 6,108,848
14,658,216
Biotechnology — 2.6%
(a)
Alkermes plc ...................... 1,019,695 28,286,339
Arcus Biosciences, Inc. ............... 211,505 4,039,745
Catalyst Pharmaceuticals, Inc.
(b)
......... 955,365 16,059,686
Cytokinetics, Inc.
(b)
.................. 420,837 35,135,681
Dynavax Technologies Corp.
(b)
.......... 1,233,259 17,240,961
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 749,590 8,575,310
Myriad Genetics, Inc.
(b)
............... 415,864 7,959,637
REGENXBIO, Inc. .................. 166,577 2,990,057
Vericel Corp.
(b)
..................... 456,803 16,266,755
Xencor, Inc.
(b)
..................... 302,990 6,432,478
142,986,649
Building Products — 3.4%
AAON, Inc.
(b)
...................... 643,811 47,558,319
American Woodmark Corp.
(a)
........... 87,416 8,116,576
Apogee Enterprises, Inc. .............. 95,068 5,077,582
Armstrong World Industries, Inc. ......... 421,803 41,471,671
AZZ, Inc. ........................ 240,028 13,943,226
Security
Shares
Shares Value
Building Products (continued)
Gibraltar Industries, Inc.
(a)
............. 290,584 $ 22,950,324
Griffon Corp. ...................... 265,594 16,187,954
Insteel Industries, Inc. ................ 117,308 4,491,723
PGT Innovations, Inc.
(a)
............... 544,677 22,168,354
Quanex Building Products Corp. ......... 217,854 6,659,797
188,625,526
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 351,559 15,531,877
Brightsphere Investment Group, Inc. ...... 185,937 3,562,553
Donnelley Financial Solutions, Inc.
(a)
...... 235,868 14,711,087
Moelis & Co., Class A ................ 207,041 11,621,211
Piper Sandler Cos. .................. 70,560 12,338,827
PJT Partners, Inc., Class A ............ 86,267 8,788,019
Virtus Investment Partners, Inc. ......... 40,727 9,846,160
WisdomTree, Inc. ................... 1,056,926 7,324,497
83,724,231
Chemicals — 2.2%
Balchem Corp. .................... 172,377 25,641,079
Hawkins, Inc. ..................... 181,065 12,750,597
HB Fuller Co. ..................... 252,701 20,572,388
Innospec, Inc. ..................... 149,490 18,423,148
Koppers Holdings, Inc. ............... 105,633 5,410,522
Minerals Technologies, Inc. ............ 155,750 11,106,533
Quaker Chemical Corp. .............. 68,667 14,654,911
Sensient Technologies Corp. ........... 173,057 11,421,762
119,980,940
Commercial Services & Supplies — 1.3%
Brady Corp., Class A, NVS ............ 278,877 16,367,291
HNI Corp. ........................ 267,502 11,189,609
Liquidity Services, Inc.
(a)(b)
............. 214,447 3,690,633
Matthews International Corp., Class A ..... 186,639 6,840,319
UniFirst Corp. ..................... 58,977 10,787,483
Vestis Corp.
(b)
..................... 663,160 14,019,202
Viad Corp.
(a)
...................... 198,699 7,192,904
70,087,441
Communications Equipment — 0.4%
(a)
Extreme Networks, Inc. ............... 744,364 13,130,581
Harmonic, Inc.
(b)
.................... 579,871 7,561,518
20,692,099
Construction & Engineering — 1.0%
Arcosa, Inc.
(b)
..................... 274,662 22,698,068
Granite Construction, Inc. ............. 214,460 10,907,435
MYR Group, Inc.
(a)
.................. 159,536 23,073,692
56,679,195
Consumer Finance — 0.3%
(a)
PROG Holdings, Inc. ................ 428,061 13,231,365
World Acceptance Corp. .............. 32,530 4,246,141
17,477,506
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) ................ 160,946 9,260,833
Containers & Packaging — 0.3%
Myers Industries, Inc. ................ 172,643 3,375,171
Sealed Air Corp. ................... 298,981 10,918,786
14,293,957
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.
(a)
........ 380,252 22,415,855
Frontdoor, Inc.
(a)
.................... 760,142 26,772,201
Mister Car Wash, Inc.
(a)(b)
.............. 401,019 3,464,804

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Perdoceo Education Corp. ............. 352,093 $ 6,182,753
Strategic Education, Inc. .............. 85,642 7,910,752
Stride, Inc.
(a)(b)
..................... 379,470 22,529,134
89,275,499
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc. ......... 277,408 3,431,537
Essential Properties Realty Trust, Inc. ..... 774,433 19,794,507
23,226,044
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc. .... 413,166 31,425,406
Shenandoah Telecommunications Co. ..... 481,103 10,401,447
41,826,853
Electric Utilities — 0.6%
Otter Tail Corp. .................... 398,230 33,837,603
Electrical Equipment — 0.8%
Encore Wire Corp.
(b)
................. 150,619 32,172,218
Powell Industries, Inc. ................ 87,419 7,727,840
Vicor Corp.
(a)
...................... 114,485 5,144,956
45,045,014
Electronic Equipment, Instruments & Components — 4.7%
Advanced Energy Industries, Inc.
(b)
....... 220,680 24,036,466
Arlo Technologies, Inc.
(a)(b)
............. 905,746 8,622,702
Badger Meter, Inc. .................. 280,186 43,252,313
CTS Corp. ....................... 165,707 7,248,024
ePlus, Inc.
(a)
...................... 157,245 12,554,441
Fabrinet
(a)
........................ 346,865 66,018,815
Insight Enterprises, Inc.
(a)(b)
............ 171,841 30,448,507
Itron, Inc.
(a)(b)
...................... 213,367 16,111,342
Knowles Corp.
(a)
................... 354,197 6,343,668
OSI Systems, Inc.
(a)(b)
................ 149,174 19,250,905
Plexus Corp.
(a)(b)
.................... 115,733 12,514,209
Rogers Corp.
(a)
.................... 107,040 14,136,773
260,538,165
Energy Equipment & Services — 2.3%
Archrock, Inc. ..................... 1,310,970 20,188,938
Core Laboratories, Inc.
(b)
.............. 196,778 3,475,099
Helix Energy Solutions Group, Inc.
(a)
...... 1,350,647 13,884,651
Helmerich & Payne, Inc. .............. 512,444 18,560,722
Liberty Energy, Inc., Class A ........... 1,464,883 26,572,978
Oceaneering International, Inc.
(a)(b)
....... 961,478 20,460,252
Oil States International, Inc.
(a)
........... 299,644 2,034,583
Patterson-UTI Energy, Inc. ............ 1,686,574 18,214,999
RPC, Inc. ........................ 814,325 5,928,286
129,320,508
Entertainment — 0.8%
Cinemark Holdings, Inc.
(a)
............. 1,011,737 14,255,374
Madison Square Garden Sports Corp.
(a)
.... 159,321 28,969,338
Marcus Corp. (The) ................. 124,881 1,820,765
45,045,477
Financial Services — 1.1%
EVERTEC, Inc. .................... 628,178 25,717,607
NMI Holdings, Inc., Class A
(a)
........... 502,559 14,915,951
Payoneer Global, Inc.
(a)
............... 927,878 4,834,245
Radian Group, Inc. .................. 33,933 968,787
Walker & Dunlop, Inc. ................ 137,671 15,282,858
61,719,448
Food Products — 1.4%
Cal-Maine Foods, Inc. ................ 388,085 22,272,198
J & J Snack Foods Corp. .............. 147,335 24,625,572
Security
Shares
Shares Value
Food Products (continued)
John B Sanfilippo & Son, Inc. ........... 45,518 $ 4,690,174
Simply Good Foods Co. (The)
(a)
......... 545,183 21,589,247
Tootsie Roll Industries, Inc. ............ 100,858 3,352,520
76,529,711
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............ 93,280 9,853,166
Ground Transportation — 0.9%
ArcBest Corp.
(b)
.................... 225,910 27,156,641
Heartland Express, Inc.
(b)
............. 241,295 3,440,867
Marten Transport Ltd. ................ 259,704 5,448,590
RXO, Inc.
(a)
....................... 512,814 11,928,053
47,974,151
Health Care Equipment & Supplies — 3.1%
Artivion, Inc.
(a)
..................... 201,558 3,603,857
CONMED Corp.
(b)
.................. 293,601 32,152,245
Glaukos Corp.
(a)(b)
................... 465,148 36,974,615
Integer Holdings Corp.
(a)
.............. 318,185 31,525,770
LeMaitre Vascular, Inc. ............... 188,672 10,709,023
Merit Medical Systems, Inc.
(a)
........... 325,303 24,710,016
OraSure Technologies, Inc.
(a)
........... 703,357 5,767,527
STAAR Surgical Co.
(a)(b)
............... 285,024 8,895,599
Tandem Diabetes Care, Inc.
(a)(b)
......... 286,533 8,475,646
UFP Technologies, Inc.
(a)(b)
............. 66,962 11,520,142
174,334,440
Health Care Providers & Services — 3.5%
Addus HomeCare Corp.
(a)(b)
............ 65,183 6,052,242
AMN Healthcare Services, Inc.
(a)
......... 195,317 14,625,337
Apollo Medical Holdings, Inc.
(a)
.......... 396,187 15,173,962
CorVel Corp.
(a)(b)
.................... 86,547 21,395,284
Ensign Group, Inc. (The)
(b)
............. 538,968 60,477,599
National HealthCare Corp. ............. 60,667 5,606,844
NeoGenomics, Inc.
(a)(b)
............... 1,216,964 19,690,477
Privia Health Group, Inc.
(a)(b)
............ 980,664 22,584,692
RadNet, Inc.
(a)(b)
.................... 576,867 20,057,666
US Physical Therapy, Inc. ............. 78,288 7,291,744
192,955,847
Health Care REITs — 0.5%
CareTrust REIT, Inc. ................. 715,862 16,020,992
Community Healthcare Trust, Inc. ........ 97,075 2,586,078
LTC Properties, Inc. ................. 170,442 5,474,597
Universal Health Realty Income Trust ..... 58,428 2,527,011
26,608,678
Health Care Technology — 0.5%
Certara, Inc.
(a)(b)
.................... 594,543 10,458,011
HealthStream, Inc. .................. 121,371 3,280,658
Schrodinger, Inc.
(a)(b)
................. 293,177 10,495,737
Simulations Plus, Inc. ................ 90,078 4,030,991
28,265,397
Hotel & Resort REITs — 1.5%
Apple Hospitality REIT, Inc. ............ 2,031,588 33,744,677
DiamondRock Hospitality Co. ........... 2,000,596 18,785,596
Summit Hotel Properties, Inc. ........... 522,176 3,509,023
Sunstone Hotel Investors, Inc. .......... 1,961,320 21,044,964
Xenia Hotels & Resorts, Inc. ........... 594,780 8,100,903
85,185,163
Hotels, Restaurants & Leisure — 2.6%
Bloomin' Brands, Inc. ................ 405,102 11,403,621
Brinker International, Inc.
(a)(b)
........... 176,294 7,612,375
Cheesecake Factory, Inc. (The) ......... 205,666 7,200,367
Chuy's Holdings, Inc.
(a)(b)
.............. 94,676 3,619,463

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 327,745 $ 17,649,068
Dine Brands Global, Inc. .............. 64,004 3,177,799
Golden Entertainment, Inc. ............ 125,312 5,003,708
Jack in the Box, Inc. ................. 192,465 15,710,918
Monarch Casino & Resort, Inc. .......... 127,757 8,834,397
Papa John's International, Inc. .......... 146,612 11,176,233
Sabre Corp.
(a)(b)
.................... 1,925,078 8,470,343
Shake Shack, Inc., Class A
(a)
........... 357,975 26,533,107
Six Flags Entertainment Corp.
(a)
......... 685,399 17,189,807
143,581,206
Household Durables — 4.5%
Cavco Industries, Inc.
(a)
............... 73,918 25,621,457
Century Communities, Inc. ............ 137,408 12,523,365
Ethan Allen Interiors, Inc. ............. 89,706 2,863,416
Green Brick Partners, Inc.
(a)
............ 243,228 12,633,262
Installed Building Products, Inc.
(b)
........ 225,122 41,156,804
iRobot Corp.
(a)
..................... 90,684 3,509,471
La-Z-Boy, Inc. ..................... 222,521 8,215,475
LGI Homes, Inc.
(a)
.................. 117,305 15,620,334
M/I Homes, Inc.
(a)(b)
.................. 265,885 36,623,000
Meritage Homes Corp. ............... 351,009 61,145,768
TRI Pointe Homes, Inc.
(a)
.............. 565,031 20,002,097
Worthington Enterprises, Inc. ........... 200,335 11,529,279
251,443,728
Household Products — 0.7%
Energizer Holdings, Inc. .............. 292,711 9,273,085
WD-40 Co.
(b)
...................... 129,434 30,943,786
40,216,871
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc. ...... 147,061 14,826,690
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)
.......... 429,205 7,073,298
American Equity Investment Life Holding Co.
(a)
(b)
........................... 393,386 21,950,939
AMERISAFE, Inc. .................. 78,949 3,693,234
Assured Guaranty Ltd. ............... 311,380 23,300,565
Goosehead Insurance, Inc., Class A
(a)(b)
.... 233,291 17,683,458
HCI Group, Inc. .................... 57,541 5,029,083
Palomar Holdings, Inc.
(a)
.............. 235,785 13,086,068
SiriusPoint Ltd.
(a)
................... 866,164 10,047,502
Trupanion, Inc.
(a)(b)
.................. 164,150 5,008,217
106,872,364
Interactive Media & Services — 1.6%
Cargurus, Inc., Class A
(a)
.............. 817,834 19,758,869
Cars.com, Inc.
(a)
.................... 586,718 11,130,041
Shutterstock, Inc. ................... 116,805 5,639,345
TripAdvisor, Inc.
(a)
.................. 1,032,112 22,221,371
Yelp, Inc.
(a)(b)
...................... 653,737 30,947,910
89,697,536
IT Services — 0.2%
Perficient, Inc.
(a)(b)
................... 202,977 13,359,946
Life Sciences Tools & Services — 0.1%
(a)
BioLife Solutions, Inc.
(b)
............... 199,764 3,246,165
OmniAb, Inc., 12.50 Earnout Shares, NVS
(d)
. 76,503 1
OmniAb, Inc., 15.00 Earnout Shares, NVS
(d)
. 76,503 1
3,246,167
Machinery — 6.1%
Alamo Group, Inc. .................. 98,607 20,726,205
Albany International Corp., Class A ....... 142,756 14,021,494
Enerpac Tool Group Corp., Class A ....... 348,493 10,834,647
Security
Shares
Shares Value
Machinery (continued)
Enpro, Inc. ....................... 89,694 $ 14,058,638
ESCO Technologies, Inc. ............. 246,160 28,808,105
Federal Signal Corp. ................ 581,711 44,640,502
Franklin Electric Co., Inc. ............. 378,745 36,605,704
John Bean Technologies Corp. .......... 182,333 18,133,017
Lindsay Corp. ..................... 51,637 6,669,435
Mueller Industries, Inc.
(b)
.............. 1,083,903 51,106,027
Proto Labs, Inc.
(a)
................... 160,429 6,250,314
SPX Technologies, Inc.
(a)(b)
............. 435,818 44,021,976
Standex International Corp. ............ 113,532 17,981,198
Tennant Co. ...................... 178,204 16,517,729
Trinity Industries, Inc. ................ 391,818 10,418,441
340,793,432
Marine Transportation — 0.7%
Matson, Inc. ...................... 333,537 36,555,655
Media — 0.1%
TechTarget, Inc.
(a)(b)
................. 143,394 4,998,715
Metals & Mining — 3.6%
Alpha Metallurgical Resources, Inc. ...... 112,876 38,255,934
ATI, Inc.
(a)(b)
....................... 1,218,024 55,383,551
Carpenter Technology Corp. ........... 470,742 33,328,534
Haynes International, Inc. ............. 68,245 3,893,377
Materion Corp.
(b)
................... 197,029 25,639,384
Olympic Steel, Inc. .................. 45,949 3,064,798
TimkenSteel Corp.
(a)
................. 209,544 4,913,807
Warrior Met Coal, Inc. ................ 496,644 30,280,385
Worthington Steel, Inc.
(a)
.............. 201,201 5,653,748
200,413,518
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc. 771,766 9,060,533
ARMOUR Residential REIT, Inc. ......... 323,582 6,251,604
Ellington Financial, Inc. ............... 747,103 9,495,679
New York Mortgage Trust, Inc. .......... 861,730 7,350,557
Redwood Trust, Inc. ................. 1,135,531 8,414,285
Two Harbors Investment Corp. .......... 916,831 12,771,456
53,344,114
Multi-Utilities — 0.1%
Unitil Corp. ....................... 69,336 3,644,993
Oil, Gas & Consumable Fuels — 3.7%
California Resources Corp. ............ 615,832 33,673,694
Callon Petroleum Co.
(a)(b)
.............. 530,359 17,183,632
Comstock Resources, Inc. ............. 448,521 3,969,411
CONSOL Energy, Inc. ................ 266,457 26,786,922
CVR Energy, Inc. ................... 153,477 4,650,353
Dorian LPG Ltd. .................... 325,250 14,268,717
Northern Oil & Gas, Inc. .............. 873,224 32,370,414
Par Pacific Holdings, Inc.
(a)
............ 531,230 19,320,835
REX American Resources Corp.
(a)
....... 145,759 6,894,401
SM Energy Co. .................... 1,110,492 42,998,250
Vital Energy, Inc.
(a)
.................. 113,853 5,179,173
207,295,802
Passenger Airlines — 0.2%
(a)
SkyWest, Inc. ..................... 211,627 11,046,929
Sun Country Airlines Holdings, Inc.
(b)
...... 167,878 2,640,721
13,687,650
Personal Care Products — 1.8%
elf Beauty, Inc.
(a)(b)
.................. 527,005 76,067,902
Inter Parfums, Inc. .................. 170,987 24,623,838
100,691,740

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 1.6%
(a)
Amphastar Pharmaceuticals, Inc.
(b)
....... 356,731 $ 22,063,812
ANI Pharmaceuticals, Inc. ............. 143,265 7,899,632
Collegium Pharmaceutical, Inc.
(b)
........ 310,060 9,543,647
Corcept Therapeutics, Inc.
(b)
........... 559,664 18,177,887
Harmony Biosciences Holdings, Inc.
(b)
..... 134,998 4,360,436
Innoviva, Inc.
(b)
.................... 269,900 4,329,196
Prestige Consumer Healthcare, Inc. ...... 227,070 13,901,225
Supernus Pharmaceuticals, Inc.
(b)
........ 209,170 6,053,380
86,329,215
Professional Services — 1.1%
CSG Systems International, Inc. ......... 132,320 7,040,747
Korn Ferry ....................... 291,661 17,310,080
Verra Mobility Corp., Class A
(a)(b)
......... 1,587,860 36,568,416
60,919,243
Real Estate Management & Development — 0.6%
eXp World Holdings, Inc.
(b)
............. 736,049 11,423,481
Marcus & Millichap, Inc. .............. 93,393 4,079,406
St. Joe Co. (The) ................... 339,849 20,452,113
35,955,000
Residential REITs — 0.1%
Veris Residential, Inc. ................ 307,181 4,831,957
Retail REITs — 1.5%
Getty Realty Corp. .................. 197,390 5,767,736
Phillips Edison & Co., Inc. ............. 582,351 21,244,164
Saul Centers, Inc. .................. 60,640 2,381,333
SITE Centers Corp. ................. 805,903 10,984,458
Tanger, Inc. ....................... 1,005,843 27,881,968
Urban Edge Properties ............... 664,350 12,157,605
Whitestone REIT ................... 220,929 2,715,217
83,132,481
Semiconductors & Semiconductor Equipment — 3.8%
Axcelis Technologies, Inc.
(a)
............ 312,648 40,547,319
CEVA, Inc.
(a)
...................... 96,970 2,202,189
Cohu, Inc.
(a)
...................... 186,425 6,597,581
Diodes, Inc.
(a)(b)
.................... 267,516 21,540,388
FormFactor, Inc.
(a)(b)
................. 743,186 30,998,288
Kulicke & Soffa Industries, Inc. .......... 339,539 18,579,574
MaxLinear, Inc.
(a)
................... 440,454 10,469,592
PDF Solutions, Inc.
(a)
................ 292,972 9,416,120
Photronics, Inc.
(a)(b)
.................. 419,075 13,146,383
Semtech Corp.
(a)
................... 273,960 6,002,464
SiTime Corp.
(a)(b)
................... 95,991 11,718,581
SMART Global Holdings, Inc.
(a)
.......... 203,749 3,856,968
SolarEdge Technologies, Inc.
(a)
.......... 211,490 19,795,464
Veeco Instruments, Inc.
(a)(b)
............ 537,531 16,679,587
211,550,498
Software — 5.1%
A10 Networks, Inc. .................. 313,506 4,128,874
ACI Worldwide, Inc.
(a)
................ 653,786 20,005,852
Adeia, Inc. ....................... 410,327 5,083,952
Agilysys, Inc.
(a)
.................... 193,658 16,426,072
Alarm.com Holdings, Inc.
(a)
............ 477,254 30,840,153
DoubleVerify Holdings, Inc.
(a)(b)
.......... 1,330,793 48,946,567
Envestnet, Inc.
(a)(b)
.................. 127,316 6,304,688
InterDigital, Inc. .................... 245,396 26,635,282
LiveRamp Holdings, Inc.
(a)
............. 625,486 23,693,410
N-able, Inc.
(a)
...................... 425,818 5,642,088
Progress Software Corp. .............. 415,931 22,585,053
SPS Commerce, Inc.
(a)
............... 350,369 67,915,527
Security
Shares
Shares Value
Software (continued)
Xperi, Inc.
(a)
....................... 208,021 $ 2,292,391
280,499,909
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ........ 381,413 9,649,749
Outfront Media, Inc. ................. 583,888 8,151,076
Uniti Group, Inc. ................... 1,178,074 6,809,268
24,610,093
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A
(a)(b)
...... 480,777 42,414,147
American Eagle Outfitters, Inc. .......... 1,772,325 37,502,397
Asbury Automotive Group, Inc.
(a)(b)
........ 96,263 21,656,287
Boot Barn Holdings, Inc.
(a)(b)
............ 289,132 22,193,772
Buckle, Inc. (The) .................. 175,411 8,335,531
Chico's FAS, Inc.
(a)
.................. 661,749 5,016,058
Group 1 Automotive, Inc. .............. 131,973 40,217,452
Guess?, Inc. ...................... 261,585 6,032,150
Signet Jewelers Ltd. ................. 428,543 45,965,522
Upbound Group, Inc. ................ 237,010 8,051,230
Urban Outfitters, Inc.
(a)
............... 540,219 19,280,416
256,664,962
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc. ................. 477,370 29,797,435
Oxford Industries, Inc. ............... 139,995 13,999,500
Steven Madden Ltd. ................. 669,571 28,121,982
71,918,917
Tobacco — 0.1%
Vector Group Ltd. .................. 570,892 6,439,662
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc. ...... 370,056 63,904,971
Boise Cascade Co. ................. 377,980 48,895,493
GMS, Inc.
(a)
....................... 387,556 31,946,241
Rush Enterprises, Inc., Class A ......... 263,292 13,243,587
157,990,292
Water Utilities — 0.7%
American States Water Co. ............ 187,604 15,087,114
California Water Service Group ......... 219,916 11,407,043
Middlesex Water Co. ................ 78,401 5,144,673
SJW Group ....................... 118,786 7,762,665
39,401,495
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
..................... 278,214 2,818,308
Telephone & Data Systems, Inc. ......... 471,783 8,657,218
11,475,526
Total Long-Term Investments — 98.8%
(Cost: $4,502,203,349) ........................... 5,480,538,799

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 313,283,265 $ 313,502,564
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 57,670,681 57,670,681
Total Short-Term Securities — 6.7%
(Cost: $370,853,122) ............................. 371,173,245
Total Investments — 105.5%
(Cost: $4,873,056,471 ) ........................... 5,851,712,044
Liabilities in Excess of Other Assets — (5.5)% ............ (303,874,725)
Net Assets — 100.0% ..............................
$ 5,547,837,319
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 306,866,627 $ 6,492,911
(a)
$ — $ 19,988 $ 123,038 $ 313,502,564 313,283,265 $ 754,500
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 32,602,986 25,067,695
(a)
— — — 57,670,681 57,670,681 1,481,693 —
$ 19,988 $ 123,038 $ 371,173,245 $ 2,236,193 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 119 03/15/24 $ 12,184 $ 142,788

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 8,045,106 $ (206,676)
(c)
$ 7,776,994 0.1%
Monthly HSBC Bank plc
(d)
02/10/28 39,134,999 1,090,967
(e)
40,211,663 0.7
Monthly
JPMorgan Chase
Bank NA
(f)
02/08/24 5,942,007 112,827
(g)
6,011,031 0.1
$ 997,118 $ 53,999,688
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $61,436 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $14,303 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $43,803 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
City Holding Co. .......... 87 $ 9,593 0.1%
Capital Markets
Moelis & Co., Class A ...... 135,584 7,610,330 97.9
Financial Services
Payoneer Global, Inc. ...... 30,148 157,071 2.0
Total Reference Entity — Long ............ 7,776,994
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 7,776,994
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 1,220 47,043 0.1
Berkshire Hills Bancorp, Inc. .. 205 5,090 0.0
Cathay General Bancorp .... 333 14,842 0.1
Pathward Financial, Inc. ..... 22,819 1,207,810 3.0
1,274,785
Financial Services
Payoneer Global, Inc. ...... 33,715 175,655 0.4
Radian Group, Inc. ........ 767,811 21,921,004 54.5
22,096,659
Software
Envestnet, Inc. ........... 71,502 3,540,779 8.8
Professional Services
CSG Systems International, Inc. 136 7,237 0.0
Capital Markets
Artisan Partners Asset
Management, Inc., Class A . 13,424 593,072 1.5
PJT Partners, Inc., Class A ... 34,716 3,536,519 8.8
4,129,591
Containers & Packaging
Sealed Air Corp. .......... 250,893 9,162,612 22.8
Total Reference Entity — Long ............ 40,211,663
Net Value of Reference Entity — HSBC Bank plc $ 40,211,663
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 155 $ 11,231 0.2%
First BanCorp ............ 1,684 27,702 0.5
First Commonwealth Financial
Corp. ............... 458 7,072 0.1
Preferred Bank ........... 122 8,912 0.1
S&T Bancorp, Inc. ......... 198 6,617 0.1
WSFS Financial Corp. ...... 129,534 5,949,497 99.0
6,011,031
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 6,011,031

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,480,538,797 $ — $ 2 $ 5,480,538,799
Short-Term Securities
Money Market Funds ...................................... 371,173,245 — — 371,173,245
$ 5,851,712,042 $ — $ 2 $ 5,851,712,044
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 142,788 $ 1,203,794 $ — $ 1,346,582
Liabilities
Equity contracts ........................................... — (206,676) — (206,676)
$ 142,788 $ 997,118 $ — $ 1,139,906
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust